Quarterly Holdings Report
for
Fidelity® California Municipal Income Fund
May 31, 2022
CFL-NPRT1-0722
1.802197.118
Municipal Bonds - 99.6%
	Principal Amount (a) (000s)	Value ($) (000s)
California - 99.2%
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,810	2,097
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,900	2,795
Alameda Corridor Trans. Auth. Rev.:
Series 2013 A:
5% 10/1/24	11,530	12,008
5% 10/1/25	5,245	5,463
Series 2016 B:
5% 10/1/34	2,530	2,675
5% 10/1/35	4,000	4,225
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24 (Assured Guaranty Muni. Corp. Insured)	705	738
Series 1997 C, 0% 9/1/22 (Assured Guaranty Muni. Corp. Insured)	5,150	5,131
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series 2018 A, 2.625%, tender 4/1/26 (b)	3,000	2,979
Series 2021 A, 2%, tender 4/1/28 (b)	17,000	16,091
Series B, 2.85%, tender 4/1/25 (b)	6,890	6,891
Series H, 2.125%, tender 4/1/25 (b)	4,000	3,916
Bay Area Wtr. Supply & Conservation Agcy. (Cap. Cost Recovery Prepayment Prog.) Series 2023 A:
5% 10/1/23 (c)	2,050	2,096
5% 10/1/24 (c)	2,000	2,084
5% 10/1/25 (c)	2,250	2,392
5% 10/1/26 (c)	2,250	2,434
5% 10/1/27 (c)	3,000	3,292
5% 10/1/28 (c)	3,000	3,321
5% 10/1/29 (c)	1,750	1,957
California County Tobacco Securitization Agcy. Tobacco Settlement Asset-Backed Series 2020 A:
5% 6/1/27	400	434
5% 6/1/28	420	460
5% 6/1/29	500	552
5% 6/1/30	300	334
5% 6/1/31	300	332
5% 6/1/32	250	276
5% 6/1/33	250	276
California Edl. Facilities Auth. Rev.:
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	1,811
(Santa Clara Univ. Proj.):
Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	8,672
Series 2017 C:
5% 4/1/30	650	738
5% 4/1/31	890	1,007
5% 4/1/33	1,245	1,400
Series 2018 A:
5% 10/1/34	760	844
5% 10/1/36	840	931
5% 10/1/38	620	682
5% 10/1/42	4,000	4,367
5% 10/1/46	6,235	6,765
Series 2021 A:
5% 4/1/29	400	455
5% 4/1/30	425	489
5% 4/1/31	460	535
California Gen. Oblig.:
Series 2002, 5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10	10
Series 2004:
5.25% 4/1/27	5	5
5.25% 4/1/29	5	5
5.25% 12/1/33	105	105
5.5% 4/1/28	5	5
5.5% 4/1/30	25	25
Series 2007:
5.625% 5/1/26	120	120
5.75% 5/1/30	90	90
Series 2019, 5% 4/1/49	2,900	3,231
Series 2020:
4% 11/1/39	4,955	5,287
5% 11/1/27	2,000	2,281
Series 2021, 5% 12/1/46	1,500	1,715
California Health Facilities Fing. Auth. Rev.:
(Children's Hosp. of Orange County Proj.) Series 2012 A:
5% 11/15/22	2,500	2,533
5% 11/15/23	2,000	2,030
(Lucile Salter Packrd Chil Hosp. Proj.) Series 2017 A, 5% 11/15/42	1,750	1,875
(Stanford Health Proj.) Series 2017 A:
5% 11/15/35	3,405	3,758
5% 11/15/36	5,000	5,500
5% 11/15/37	3,000	3,291
Bonds:
(Providence St. Jospeh Health) Series 2016 B3, 2%, tender 10/1/25 (b)	8,190	7,988
Series 2019 B, 5%, tender 10/1/27 (b)	7,700	8,537
Series 2017 A:
4% 11/1/38	5,475	5,592
5% 11/15/32	1,400	1,527
Series 2018 A, 5% 11/15/27	500	562
Series 2020 A, 4% 4/1/49	9,010	8,795
Series 2021 A, 4% 8/15/48	5,000	5,086
California Hsg. Fin. Agcy.:
Series 2019 A, 4% 3/20/33	6,735	6,737
Series 2021 1, 3.5% 11/20/35	6,100	5,846
California Infrastructure & Econ. Dev. Series 2019:
5% 8/1/44	7,610	8,299
5% 8/1/49	11,000	11,944
California Infrastructure and Econ. Dev. Bank Rev.:
Bonds (Los Angeles County Museum of Art Proj.) Series 2021 A, 1.2%, tender 6/1/28 (b)	7,000	6,196
Series 2020, 4% 7/1/50	7,125	7,203
California Muni. Fin. Auth.:
(Orange County Civic Ctr. Infrastructure Impt. Prog.) Series 2017 A:
5% 6/1/32	2,750	3,051
5% 6/1/33	2,320	2,569
5% 6/1/34	5,290	5,850
5% 6/1/35	5,110	5,635
5% 6/1/36	5,830	6,419
5% 6/1/37	3,000	3,294
Series 2019 A, 2.65% 8/1/36	9,691	8,796
California Muni. Fin. Auth. Rev.:
(Biola Univeristy, Inc. Proj.) Series 2017:
5% 10/1/25	305	328
5% 10/1/26	715	780
5% 10/1/28	2,130	2,335
5% 10/1/32	1,000	1,086
(Channing House Proj.) Series 2017 A:
4% 5/15/29	2,000	2,123
4% 5/15/30	1,575	1,660
4% 5/15/31	2,150	2,251
4% 5/15/32	1,000	1,040
5% 5/15/33	895	990
5% 5/15/34	1,000	1,105
(Institute On Aging Proj.) Series 2017:
5% 8/15/27	230	260
5% 8/15/29	245	275
5% 8/15/30	225	252
5% 8/15/33	750	833
5% 8/15/36	1,435	1,585
(Pomona College Proj.) Series 2017:
4% 1/1/37 (Pre-Refunded to 1/1/28 @ 100)	1,250	1,359
4% 1/1/38 (Pre-Refunded to 1/1/28 @ 100)	1,500	1,631
5% 1/1/32 (Pre-Refunded to 1/1/28 @ 100)	1,000	1,140
5% 1/1/33 (Pre-Refunded to 1/1/28 @ 100)	500	570
(Univ. of Verne Proj.) Series 2017 A:
5% 6/1/27	1,000	1,114
5% 6/1/28	1,000	1,109
5% 6/1/30	1,555	1,710
5% 6/1/32	1,000	1,095
5% 6/1/33	1,000	1,091
5% 6/1/35	1,000	1,089
5% 6/1/43	3,750	4,022
Series 2016 A, 5% 11/1/36 (d)	1,000	1,053
Series 2017 A:
5% 7/1/29	575	619
5% 7/1/31	1,000	1,066
5% 7/1/32	1,400	1,487
5% 7/1/33	1,000	1,059
5% 7/1/34	1,395	1,473
5% 7/1/35	1,500	1,579
5% 7/1/36	1,500	1,575
5% 7/1/37	1,250	1,309
Series 2017 B:
5% 7/1/28	1,250	1,353
5% 7/1/29	1,300	1,400
5% 7/1/30	750	804
5% 7/1/31	800	853
5% 7/1/32	1,385	1,472
Series 2017:
5% 10/1/27	500	552
5% 10/1/36	1,250	1,350
5% 10/1/37	500	539
5% 10/1/39	1,750	1,880
Series 2018:
5% 10/1/31	200	220
5% 10/1/32	225	247
5% 10/1/33	225	246
5% 10/1/34	225	246
5% 10/1/35	225	246
5% 10/1/36	250	272
5% 10/1/37	550	598
5% 10/1/38	345	375
Series 2019 A:
5% 4/1/30	3,000	3,400
5% 4/1/31	2,000	2,259
5% 4/1/32	3,000	3,381
5% 4/1/35	1,780	1,990
5% 4/1/36	1,125	1,257
5% 4/1/37	1,475	1,641
5% 4/1/40	2,500	2,761
5% 4/1/41	3,865	4,251
Series 2019:
5% 7/1/34	825	941
5% 7/1/39	1,000	1,128
5% 7/1/49	2,100	2,330
Series 2021 A, 4% 2/1/51	7,500	7,406
Series 2021:
4% 10/1/33	250	257
4% 10/1/34	420	430
4% 10/1/37	160	163
4% 10/1/46	960	971
4% 10/1/51	1,150	1,159
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2021 B, 0.375%, tender 7/15/22 (b)(e)	7,000	6,986
California Muni. Fin. Auth. Sr Living Series 2019:
5% 11/15/39	1,155	1,206
5% 11/15/49	2,500	2,585
California Muni. Fin. Auth. Student Hsg.:
(CHF Davis II, L.L.C. Orchard Park Student Hsg. Proj.) Series 2021, 4% 5/15/46 (Build America Mutual Assurance Insured)	2,000	1,952
(CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018:
5% 5/15/26	4,210	4,438
5% 5/15/27	4,635	4,923
5% 5/15/34	10,000	10,477
(CHF-Riverside I, LLC - UCR Dundee-Glasgow Student Hsg. Proj.) Series 2018:
5% 5/15/33	1,345	1,412
5% 5/15/35	1,955	2,046
5% 5/15/36	1,500	1,568
5% 5/15/43	1,500	1,551
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002 C, 3.25%, tender 6/3/24 (b)(e)	7,500	7,530
California Pub. Fin. Auth. Rev. Series 2021 A:
4% 10/15/26	415	430
4% 10/15/27	400	415
4% 10/15/28	360	372
California Pub. Fin. Auth. Univ. Hsg. Rev.:
(Claremont Colleges Proj.) Series 2017 A, 5% 7/1/27 (d)	1,355	1,179
(NCCD - Claremont Properties LLC - Claremont Colleges Proj.) Series 2017 A, 5% 7/1/47 (d)	1,500	1,180
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/29	7,000	7,211
(Various Cap. Projs.):
Series 2012 G, 5% 11/1/25	2,500	2,539
Series 2016 D, 4% 4/1/33	1,660	1,733
Series 2022 C:
4% 8/1/37 (c)	8,425	8,737
5% 8/1/35 (c)	5,010	5,710
5% 8/1/36 (c)	5,260	5,983
Series A, 5% 9/1/29	1,425	1,508
California State Univ. Rev. Bonds Series 2016 B1, 1.6%, tender 11/1/26 (b)	5,000	4,762
California Statewide Cmntys. Dev. Auth.:
Series 2016:
5% 5/15/34	1,250	1,313
5% 5/15/35	4,725	4,961
5% 5/15/40	2,250	2,353
Series 2017, 5% 5/15/47	1,000	1,048
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018:
5% 1/1/33	1,595	1,710
5% 1/1/38	3,240	3,453
5% 1/1/43	7,300	7,732
California Statewide Cmntys. Dev. Auth. Rev.:
(Huntington Memorial Hosp. Proj.) Series 2018:
5% 7/1/27	245	274
5% 7/1/28	660	748
5% 7/1/29	695	779
5% 7/1/30	730	814
5% 7/1/31	765	847
5% 7/1/32	805	885
5% 7/1/33	845	925
5% 7/1/34	885	964
5% 7/1/35	925	1,006
5% 7/1/36	500	543
5% 7/1/37	650	706
5% 7/1/38	500	542
5% 7/1/43	1,250	1,343
5% 7/1/48	9,000	9,619
(Lancer Edl. Student Hsg. Proj.) Series 2019 A:
5% 6/1/34 (d)	375	395
5% 6/1/39 (d)	475	497
5% 6/1/51 (d)	8,225	8,474
(Viamonte Sr. Living 1 Proj.) Series 2018 B, 3% 7/1/27	3,000	3,001
Series 2015:
5% 2/1/35	1,975	1,993
5% 2/1/45	4,440	4,419
Series 2016:
5% 10/1/26	1,125	1,222
5% 10/1/27	2,360	2,556
5% 10/1/28	1,230	1,327
5% 10/1/29	675	726
5% 10/1/30	1,100	1,181
5% 10/1/33	1,850	1,977
Series 2017 A, 5% 11/1/32 (d)	1,135	1,213
Series 2017, 5% 11/1/48	795	767
Series 2018 A, 5% 3/1/42	7,500	8,049
Series 2021 A:
4% 4/1/38	2,625	2,603
4% 4/1/39	2,250	2,223
4% 4/1/40	2,500	2,459
4% 4/1/41	1,885	1,846
4% 4/1/46	2,500	2,417
Carlsbad Unified School District:
Series 2009 B, 6% 5/1/34 (Pre-Refunded to 5/1/24 @ 100)	5,300	5,701
Series 2017 A:
4% 5/1/31	1,500	1,586
4% 5/1/32	1,150	1,208
4% 5/1/33	1,375	1,443
4% 5/1/34	1,375	1,437
Chaffey Unified High School District Series 2017 C, 5.25% 8/1/47	8,305	9,054
Contra Costa Wtr. District Wtr. Rev. Series 2021 W, 5% 10/1/51	7,000	8,080
Corona-Norco Unified School District Series 2013 A:
5% 9/1/25 (Pre-Refunded to 9/1/23 @ 100)	645	672
5% 9/1/35 (Pre-Refunded to 9/1/23 @ 100)	585	609
Eastern Muni. Wtr. District Fing. Auth. Series 2020 A:
5% 7/1/29	250	291
5% 7/1/30	250	295
El Camino Hosp. District Series 2006, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,425	1,232
El Dorado County Gen. Oblig. Series 2012, 5% 9/1/23	1,345	1,357
El Dorado Irr. Distr. Rev. Series 2016 C, 5% 3/1/36 (Pre-Refunded to 3/1/26 @ 100)	330	365
Elk Grove Fin. Auth. Spl. Tax Rev.:
(Elk Grove Cfd Laguna Ridge Proj.) Series 2016, 5% 9/1/41	4,500	4,708
Series 2015:
5% 9/1/27	1,940	2,106
5% 9/1/28	4,125	4,464
5% 9/1/29	4,325	4,669
5% 9/1/30 (Build America Mutual Assurance Insured)	1,135	1,228
5% 9/1/31 (Build America Mutual Assurance Insured)	1,750	1,891
5% 9/1/32 (Build America Mutual Assurance Insured)	1,615	1,743
Series 2016:
5% 9/1/27	1,875	2,021
5% 9/1/28	1,500	1,612
5% 9/1/29	2,000	2,144
5% 9/1/30	1,720	1,822
5% 9/1/31	2,500	2,643
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) Series 1995, 6.5% 12/1/24 (AMBAC Insured)	1,765	1,869
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	1,564
0% 10/1/25 (AMBAC Insured)	1,665	1,516
Escondido Union High School District Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	3,909
0% 8/1/34 (Assured Guaranty Corp. Insured)	3,500	2,321
Foothill-De Anza Cmnty. College District Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,773
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. Series 2015 A, 0% 1/15/33 (Assured Guaranty Muni. Corp. Insured)	9,000	6,195
Fullerton Pub. Fing. Auth. Series 2021 A:
4% 2/1/32	520	543
4% 2/1/33	250	260
4% 2/1/34	430	445
4% 2/1/36	600	619
4% 2/1/41	2,530	2,580
4% 2/1/46	2,055	2,083
4% 2/1/51	2,500	2,516
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A, 0% 6/1/27 (Escrowed to Maturity)	6,790	6,029
Series 2015 A, 5% 6/1/33 (Pre-Refunded to 6/1/25 @ 100)	2,355	2,562
Grossmont-Cuyamaca Cmnty. College District Series 2021 C, 4% 8/1/46	4,250	4,351
Irvine Reassessment District 12-1 Ltd. Oblig.:
Series 2012:
5% 9/2/23	1,000	1,008
5% 9/2/25	500	504
Series 2013:
5% 9/2/24	825	856
5% 9/2/26	800	829
Series 2019:
4% 9/2/38	1,000	1,027
4% 9/2/39	1,000	1,025
5% 9/2/44	2,545	2,810
Series 2021:
4% 9/2/35 (Build America Mutual Assurance Insured)	400	416
4% 9/2/36 (Build America Mutual Assurance Insured)	250	259
4% 9/2/37 (Build America Mutual Assurance Insured)	250	258
4% 9/2/38 (Build America Mutual Assurance Insured)	350	361
4% 9/2/39 (Build America Mutual Assurance Insured)	500	514
4% 9/2/40 (Build America Mutual Assurance Insured)	1,025	1,053
4% 9/2/46 (Build America Mutual Assurance Insured)	1,350	1,372
La Quinta Redev. Agcy. (La Quinta Redev. Proj. Areas No. 1 and 2) Series 2014 A:
5% 9/1/25 (Pre-Refunded to 9/1/24 @ 100)	2,000	2,137
5% 9/1/26 (Pre-Refunded to 9/1/24 @ 100)	1,860	1,987
5% 9/1/27 (Pre-Refunded to 9/1/24 @ 100)	1,725	1,843
5% 9/1/28 (Pre-Refunded to 9/1/24 @ 100)	1,000	1,068
5% 9/1/29 (Pre-Refunded to 9/1/24 @ 100)	1,250	1,336
Ladera Ranch Cmnty. Facilities District 2004-1 Series 2014 A:
5% 8/15/27	1,765	1,804
5% 8/15/28	1,960	2,004
5% 8/15/29	4,225	4,319
5% 8/15/30	4,555	4,656
Long Beach Bond Fin. Auth. Lease Series 2012 A:
5% 8/1/24	1,000	1,006
5% 8/1/25	1,000	1,006
5% 8/1/26	1,000	1,006
5% 8/1/27	1,000	1,006
5% 8/1/28	1,000	1,006
5% 8/1/29	1,000	1,006
5% 8/1/30	1,000	1,006
5% 8/1/31	1,000	1,006
Long Beach Cmnty. College Series 2008 A:
0% 6/1/28 (Assured Guaranty Muni. Corp. Insured)	2,995	2,509
0% 6/1/31 (Assured Guaranty Muni. Corp. Insured)	8,285	6,186
Long Beach Hbr. Rev.:
Series 2017 A:
5% 5/15/26 (e)	1,110	1,212
5% 5/15/27 (e)	2,000	2,212
5% 5/15/29 (e)	1,350	1,488
5% 5/15/30 (e)	1,300	1,431
5% 5/15/31 (e)	2,400	2,639
5% 5/15/32 (e)	1,760	1,933
5% 5/15/33 (e)	1,350	1,481
5% 5/15/34 (e)	1,650	1,808
5% 5/15/35 (e)	2,500	2,738
5% 5/15/36 (e)	3,000	3,285
5% 5/15/37 (e)	2,755	3,014
Series 2019 A, 5% 5/15/44	10,000	11,116
Long Beach Unified School District Series 2009:
5.25% 8/1/33	410	411
5.75% 8/1/33	170	171
Los Angeles Cmnty. College District Series 2017 J, 4% 8/1/33	2,500	2,636
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2022 G:
5% 12/1/41 (c)	6,875	7,942
5% 12/1/42 (c)	2,500	2,877
Los Angeles County Reg'l. Fin. Auth. (MonteCedro, Inc. Proj.) Series 2014 A, 5% 11/15/44	2,250	2,276
Los Angeles Dept. Arpt. Rev.:
Series 2015 A:
5% 5/15/24 (e)	795	836
5% 5/15/25 (e)	2,250	2,407
5% 5/15/26 (e)	1,715	1,830
5% 5/15/27 (e)	1,250	1,329
5% 5/15/28 (e)	1,260	1,332
5% 5/15/29 (e)	1,575	1,664
5% 5/15/30 (e)	1,400	1,475
Series 2015 D:
5% 5/15/26 (e)	1,100	1,174
5% 5/15/28 (e)	1,950	2,063
5% 5/15/29 (e)	2,550	2,694
5% 5/15/30 (e)	2,000	2,107
5% 5/15/31 (e)	2,540	2,676
5% 5/15/41 (e)	3,240	3,403
Series 2016 B:
5% 5/15/26 (e)	1,600	1,742
5% 5/15/27 (e)	1,000	1,084
5% 5/15/36 (e)	3,600	3,808
5% 5/15/41 (e)	3,750	3,950
Series 2017 B:
5% 5/15/24 (e)	1,905	2,000
5% 5/15/25 (e)	1,750	1,872
Series 2018 B, 5% 5/15/31 (e)	7,350	8,061
Series 2018 D, 5% 5/15/48 (e)	2,000	2,156
Series 2018, 5% 5/15/43 (e)	10,000	10,847
Series 2019 A, 5% 5/15/49 (e)	4,950	5,332
Series 2019 D, 5% 5/15/49 (e)	5,625	6,032
Series A:
5% 5/15/30 (e)	700	759
5% 5/15/51 (e)	12,270	13,423
Series B, 5% 5/15/48	6,200	7,055
Series F:
4% 5/15/49 (e)	5,000	5,006
5% 5/15/30 (e)	2,480	2,765
5% 5/15/34 (e)	950	1,043
5% 5/15/44 (e)	13,685	14,822
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2015 A, 5% 7/1/30	6,000	6,414
Series 2016 B, 5% 7/1/42	4,595	4,937
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2020 A:
5% 7/1/47	3,030	3,466
5% 7/1/50	1,255	1,430
Los Angeles Hbr. Dept. Rev. Series 2016 A, 5% 8/1/24 (e)	1,500	1,584
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2014 A:
5% 5/1/24 (Escrowed to Maturity)	325	344
5% 5/1/25 (Pre-Refunded to 5/1/24 @ 100)	540	572
5% 5/1/29 (Pre-Refunded to 5/1/24 @ 100)	500	529
Series 2014 B:
5% 5/1/24 (Escrowed to Maturity)	200	212
5% 5/1/25 (Pre-Refunded to 5/1/24 @ 100)	225	238
5% 5/1/29 (Pre-Refunded to 5/1/24 @ 100)	500	529
5% 5/1/30 (Pre-Refunded to 5/1/24 @ 100)	400	423
5% 5/1/31 (Pre-Refunded to 5/1/24 @ 100)	400	423
Series 2016 B, 5% 11/1/36	1,500	1,638
Manhattan Beach Unified School District Series 2020 B, 4% 9/1/45	3,500	3,595
Middle Fork Proj. Fin. Auth. Series 2020:
5% 4/1/27	190	209
5% 4/1/28	3,350	3,716
Modesto Elementary School District, Stanislaus County Series A, 0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,579
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	640	635
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	415	417
Modesto Irrigation District Fing. Auth. Series 2019 A, 5% 10/1/39	1,500	1,691
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,625	1,800
Montebello Pub. Fing. Auth. (Montebello Home2 Suites by Hilton Hotel Proj.) Series 2016 A:
5% 6/1/30	1,640	1,737
5% 6/1/31	500	529
5% 6/1/32	500	528
5% 6/1/33	1,800	1,898
5% 6/1/34	1,345	1,416
5% 6/1/35	1,895	1,992
5% 6/1/36	2,000	2,100
5% 6/1/41	6,155	6,461
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	1,295
Mount Diablo Unified School District Series 2022 B:
4% 8/1/35	4,000	4,248
4% 8/1/36	3,650	3,856
4% 6/1/37	1,625	1,704
Muroc Jt Unified School District Series 2016 B, 5.25% 8/1/47	4,375	4,864
Murrieta Pub. Fing. Auth. Spl. Tax Series 2012:
5% 9/1/23	1,650	1,665
5% 9/1/25	1,000	1,009
5% 9/1/26	1,155	1,166
Murrieta Valley Unified School District:
Series 2008, 0% 9/1/32 (Assured Guaranty Muni. Corp. Insured)	5,000	3,605
Series 2015:
4% 9/1/24 (Assured Guaranty Muni. Corp. Insured)	330	344
5% 9/1/25 (Assured Guaranty Muni. Corp. Insured)	680	730
5% 9/1/26 (Assured Guaranty Muni. Corp. Insured)	1,500	1,614
5% 9/1/26 (Pre-Refunded to 3/1/25 @ 100)	500	541
5% 9/1/27 (Pre-Refunded to 3/1/25 @ 100)	455	492
North City West School Facilities Fing. Auth. Spl. Tax Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,593
Northern California Energy Auth. Bonds Series 2018, 4%, tender 7/1/24 (b)	10,250	10,466
Northern California Transmission Agcy. Rev. Series 2016 A:
5% 5/1/36	2,390	2,608
5% 5/1/38	2,265	2,465
5% 5/1/39	1,500	1,630
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (Assured Guaranty Muni. Corp. Insured)	5,755	3,965
Oakland Gen. Oblig. Series 2015 A:
5% 1/15/28	1,225	1,329
5% 1/15/29	1,650	1,786
5% 1/15/30	1,665	1,799
5% 1/15/31	1,520	1,642
Oakland Unified School District Alameda County Series 2015 A:
5% 8/1/30	1,250	1,346
5% 8/1/30 (Assured Guaranty Muni. Corp. Insured)	1,570	1,699
5% 8/1/40 (Pre-Refunded to 8/1/25 @ 100)	3,500	3,823
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	5,000	3,789
Ontario Int'l. Arpt. Auth.:
Series 2021 A, 5% 5/15/46 (Assured Guaranty Muni. Corp. Insured)	4,315	4,777
Series 2021 B:
4% 5/15/35 (Assured Guaranty Muni. Corp. Insured) (e)	1,120	1,137
4% 5/15/36 (Assured Guaranty Muni. Corp. Insured) (e)	775	787
4% 5/15/37 (Assured Guaranty Muni. Corp. Insured) (e)	1,700	1,726
4% 5/15/38 (Assured Guaranty Muni. Corp. Insured) (e)	800	812
4% 5/15/39 (Assured Guaranty Muni. Corp. Insured) (e)	555	563
4% 5/15/40 (Assured Guaranty Muni. Corp. Insured) (e)	685	693
Orange County San District Waste Series 2016 A:
5% 2/1/35	5,490	6,005
5% 2/1/36	6,630	7,245
Oxnard Union High School District Gen. Oblig. Series B, 5% 8/1/45	5,000	5,540
Palmdale Elementary School District Spl. Tax Series 2017 A, 5% 8/1/41 (Assured Guaranty Muni. Corp. Insured)	1,275	1,392
Palomar Cmnty. College District Series 2017, 5% 8/1/35	1,410	1,559
Palomar Health Rev.:
Series 2016, 5% 11/1/36	12,970	13,679
Series 2017, 5% 11/1/42	3,000	3,170
Palomar Pomerado Health Series 2004 A, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,870	4,273
Pomona Calif Wtsw Rev. (Wtr. Facilities Proj.) Series 2017, 4% 5/1/37	4,335	4,490
Port of Oakland Rev.:
Series 2017 D:
5% 11/1/25 (e)	5,135	5,536
5% 11/1/26 (e)	2,285	2,497
5% 11/1/27 (e)	4,000	4,410
5% 11/1/28 (e)	4,925	5,413
5% 11/1/29 (e)	4,200	4,610
Series 2021 H, 5% 5/1/28 (e)	2,125	2,351
Poway California Redev. Agcy. Successor Series A:
5% 6/15/27	2,385	2,689
5% 6/15/28	2,190	2,388
5% 12/15/28	2,200	2,396
5% 12/15/29	4,825	5,253
5% 12/15/30	3,500	4,126
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	13,070	9,424
Series 2011, 0% 8/1/46	10,150	3,695
Series B:
0% 8/1/33	4,955	3,432
0% 8/1/35	9,000	5,741
0% 8/1/37	6,325	3,705
0% 8/1/41	5,130	2,488
Poway Unified School District Pub. Fing.:
Series 2013, 5% 9/15/26 (Pre-Refunded to 9/15/23 @ 100)	930	969
Series 2015 A:
5% 9/1/30	1,495	1,572
5% 9/1/31	1,260	1,322
5% 9/1/32	1,795	1,880
5% 9/1/33	2,740	2,868
5% 9/1/34	1,225	1,281
5% 9/1/35	1,580	1,651
5% 9/1/36	3,395	3,537
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.) Series 2014:
5% 9/1/25 (Assured Guaranty Muni. Corp. Insured)	1,775	1,887
5% 9/1/26 (Assured Guaranty Muni. Corp. Insured)	1,350	1,435
5% 9/1/27 (Assured Guaranty Muni. Corp. Insured)	1,700	1,807
5% 9/1/28 (Assured Guaranty Muni. Corp. Insured)	1,700	1,806
5% 9/1/29 (Assured Guaranty Muni. Corp. Insured)	1,850	1,961
Richmond Wastewtr. Rev. Series 2019 A:
5% 8/1/39	390	441
5% 8/1/44	2,135	2,396
Riverside County Trans. Commission Toll Rev. Series 2021 B1, 4% 6/1/46	5,500	5,474
Riverside Elec. Rev. Series 2019 A, 5% 10/1/43	3,840	4,278
Riverside Swr. Rev. Series 2015 A:
5% 8/1/26	1,710	1,857
5% 8/1/27	1,725	1,870
5% 8/1/28	1,935	2,092
5% 8/1/29	2,330	2,516
Rocklin Unified School District Series 2002:
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,370	6,064
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,725	6,220
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	4,816
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,500	5,653
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,605
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	1,673
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,000	5,267
Sacramento City Unified School District:
Series 2007, 0% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	1,450	1,216
Series 2021 G:
4% 8/1/44 (Assured Guaranty Muni. Corp. Insured)	2,250	2,291
4% 8/1/49 (Assured Guaranty Muni. Corp. Insured)	4,000	4,056
Sacramento County Arpt. Sys. Rev.:
Series 2016 B:
5% 7/1/35	790	845
5% 7/1/36	2,000	2,137
5% 7/1/41	6,430	6,844
Series 2018 C:
5% 7/1/34 (e)	4,000	4,325
5% 7/1/35 (e)	5,000	5,401
5% 7/1/36 (e)	7,500	8,094
Series 2018 E:
5% 7/1/33	1,315	1,439
5% 7/1/34	1,000	1,090
5% 7/1/35	1,270	1,383
Sacramento Muni. Util. District Elec. Rev.:
Series 2012 Y, 5% 8/15/27	2,800	2,821
Series 2013 A, 5% 8/15/41	2,810	2,908
Series 2016 D, 5% 8/15/28	2,500	2,868
Sacramento TOT Rev. Series A:
5% 6/1/34	700	778
5% 6/1/35	2,065	2,294
5% 6/1/36	2,215	2,458
5% 6/1/37	2,405	2,666
5% 6/1/38	1,240	1,373
5% 6/1/43	6,000	6,602
San Bernardino County Ctfs. of Prtn.:
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity)	5,320	5,648
(Med. Ctr. Fing. Proj.) Series 1994, 5.5% 8/1/22 (Escrowed to Maturity)	5,140	5,177
San Bernardino Unified School District Gen. Oblig. Series 2013 A, 5% 8/1/24 (Escrowed to Maturity)	1,250	1,297
San Diego Assoc. of Governments (Mid-Coast Corridor Transit Proj.) Series 2019 A, 1.8% 11/15/27	7,505	7,228
San Diego California Assn. Govts. South Bay (South Bay Expressway Proj.) Series 2017 A:
5% 7/1/29	1,660	1,848
5% 7/1/31	2,000	2,214
5% 7/1/33	1,735	1,915
5% 7/1/34	1,380	1,521
5% 7/1/35	1,500	1,652
5% 7/1/36	1,980	2,179
5% 7/1/38	2,000	2,193
5% 7/1/42	5,000	5,444
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
(Sub Lien Proj.):
Series 2017 B:
5% 7/1/24 (e)	1,000	1,049
5% 7/1/25 (e)	515	550
5% 7/1/27 (e)	500	547
5% 7/1/28 (e)	1,000	1,088
5% 7/1/29 (e)	1,725	1,870
5% 7/1/30 (e)	2,915	3,151
5% 7/1/31 (e)	1,250	1,345
5% 7/1/32 (e)	1,300	1,394
5% 7/1/33 (e)	1,330	1,424
5% 7/1/34 (e)	1,000	1,069
5% 7/1/36 (e)	1,500	1,601
5% 7/1/37 (e)	750	800
5% 7/1/47 (e)	5,250	5,537
Series A, 5% 7/1/26 (e)	690	748
Series 2017A, 5% 7/1/42	5,810	6,260
Series 2019 B:
5% 7/1/28 (e)	820	898
5% 7/1/49 (e)	5,050	5,362
Series 2020 B:
5% 7/1/29	2,720	3,076
5% 7/1/30	2,550	2,903
Series 2020 C, 5% 7/1/23 (e)	585	603
San Diego Pub. Facilities Fing. Auth. Lease Rev.:
(Cap. Impt. Proj.) Series 2012 A, 5% 4/15/23	1,710	1,715
Series 2015 A, 5% 10/15/44	4,005	4,266
Series 2016:
5% 10/15/29	2,000	2,173
5% 10/15/30	1,000	1,085
5% 10/15/31	650	704
San Diego Unified School District:
(Convention Ctr. Proj.) Series 2012, 0% 7/1/45	4,770	1,872
Series 2008 C, 0% 7/1/37	1,300	748
Series 2008 E, 0% 7/1/47 (f)	8,700	6,604
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Series 2019 A:
4% 7/1/38	3,040	3,141
4% 7/1/39	2,075	2,142
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2014 A, 5% 5/1/40 (e)	1,865	1,932
Series 2016 A:
5% 5/1/28	2,280	2,491
5% 5/1/29	1,225	1,332
5% 5/1/30	330	357
5% 5/1/32	1,000	1,080
Series 2016 B:
5% 5/1/41 (e)	9,695	10,204
5% 5/1/46 (e)	23,000	24,087
Series 2017 A, 5% 5/1/42 (e)	3,205	3,409
Series 2017 D, 5% 5/1/25 (e)	2,250	2,399
Series 2018 D, 5% 5/1/43 (e)	1,000	1,073
Series 2019 A:
5% 5/1/36 (e)	10,000	10,954
5% 5/1/37 (e)	5,595	6,121
5% 1/1/47 (e)	6,005	6,445
5% 5/1/49 (e)	12,645	13,617
Series 2019 B, 5% 5/1/49	5,000	5,496
Series 2019 E, 5% 5/1/50 (e)	7,000	7,532
Series 2022 A:
5% 5/1/26 (e)	5,000	5,418
5% 5/1/52 (e)	14,500	15,968
Series A, 5% 5/1/44 (e)	13,220	13,666
San Francisco City & County Redev. Spl. Tax (Mission Bay South Pub. Impt. Proj.) Series 2013 A:
5% 8/1/23	1,000	1,005
5% 8/1/24	750	753
San Jacinto Unified School District Series 2014:
5% 8/1/25 (Assured Guaranty Muni. Corp. Insured)	875	929
5% 8/1/26 (Assured Guaranty Muni. Corp. Insured)	1,055	1,119
5% 8/1/27 (Assured Guaranty Muni. Corp. Insured)	1,250	1,324
5% 8/1/28 (Assured Guaranty Muni. Corp. Insured)	1,250	1,324
5% 8/1/29 (Assured Guaranty Muni. Corp. Insured)	3,150	3,337
5% 8/1/30 (Assured Guaranty Muni. Corp. Insured)	4,070	4,311
5% 8/1/31 (Assured Guaranty Muni. Corp. Insured)	650	689
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series 1993, 0% 1/1/27 (Escrowed to Maturity)	4,000	3,597
San Jose Int. Arpt. Rev.:
Series 2017 A:
5% 3/1/27 (e)	2,480	2,699
5% 3/1/29 (e)	735	794
5% 3/1/31 (e)	1,100	1,179
5% 3/1/32 (e)	850	908
5% 3/1/33 (e)	1,095	1,168
5% 3/1/34 (e)	1,250	1,332
5% 3/1/35 (e)	3,475	3,698
5% 3/1/36 (e)	2,250	2,393
5% 3/1/37 (e)	2,250	2,390
5% 3/1/41 (e)	10,235	10,831
Series 2017 B:
5% 3/1/29	200	218
5% 3/1/30	250	272
5% 3/1/32	235	254
5% 3/1/33	250	270
5% 3/1/34	500	540
5% 3/1/37	3,000	3,231
Series 2021 A:
4% 3/1/34 (e)	2,000	2,045
5% 3/1/24 (e)	1,000	1,044
5% 3/1/25 (e)	500	531
5% 3/1/26 (e)	1,550	1,671
5% 3/1/27 (e)	750	816
5% 3/1/28 (e)	1,270	1,397
5% 3/1/29 (e)	1,000	1,111
5% 3/1/30 (e)	1,275	1,428
5% 3/1/31 (e)	1,600	1,800
5% 3/1/32 (e)	2,000	2,235
5% 3/1/33 (e)	1,500	1,673
San Marcos Redev. Agcy. Successor Series 2015 A:
5% 10/1/27	1,650	1,795
5% 10/1/29	675	732
5% 10/1/30	2,000	2,168
5% 10/1/31	2,310	2,502
San Marcos Unified School District Series 2010 B:
0% 8/1/35	3,675	2,341
0% 8/1/37	1,900	1,111
0% 8/1/47	9,000	3,311
San Mateo County Cmnty. College District Series 2019:
5% 9/1/36	1,000	1,154
5% 9/1/37	1,000	1,153
5% 9/1/38	760	875
5% 9/1/39	1,000	1,150
5% 9/1/40	1,100	1,259
San Mateo Foster City (Clean Wtr. Prog.) Series 2019, 5% 8/1/49	8,000	8,927
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	1,383
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,356
San Pablo Redev. Agcy. Series 2014 A:
5% 6/15/25 (Assured Guaranty Muni. Corp. Insured)	825	872
5% 6/15/26 (Assured Guaranty Muni. Corp. Insured)	860	910
5% 6/15/27 (Assured Guaranty Muni. Corp. Insured)	1,770	1,872
5% 6/15/28 (Assured Guaranty Muni. Corp. Insured)	1,865	1,971
5% 6/15/29 (Assured Guaranty Muni. Corp. Insured)	1,780	1,877
5% 6/15/30 (Assured Guaranty Muni. Corp. Insured)	1,150	1,213
5% 6/15/31 (Assured Guaranty Muni. Corp. Insured)	1,000	1,053
Sanger Unified School District Series 1999, 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	85	87
Santa Barbara Fing. Auth. (Arpt. Proj.) Series 2019:
5% 4/1/30	1,000	1,143
5% 4/1/32	1,365	1,552
5% 4/1/34	1,000	1,133
5% 4/1/36	2,135	2,413
5% 4/1/37	1,000	1,125
5% 4/1/38	845	950
Santa Monica Pub. Fin. Rev.:
(City Svcs. Bldg. Proj.) Series 2017:
4% 7/1/39	790	815
5% 7/1/36	2,380	2,624
5% 7/1/37	1,780	1,959
(Downtown Fire Station Proj.) Series 2018, 5% 7/1/42	1,250	1,368
Santa Monica-Malibu Unified School District Series 2017 C:
4% 7/1/36	435	451
4% 7/1/37	475	493
4% 7/1/38	450	465
4% 7/1/39	550	568
5% 7/1/30	250	280
5% 7/1/31	350	390
5% 7/1/32	255	283
5% 7/1/33	250	277
5% 7/1/34	315	349
5% 7/1/35	400	442
Santa Rosa Wastewtr. Rev. Series 2002 B, 0% 9/1/25 (AMBAC Insured)	6,800	6,252
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	894
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	2,806
South Bayside Waste Mgmt. Auth.:
Series 2019 A:
5% 9/1/42 (Assured Guaranty Muni. Corp. Insured)	1,255	1,409
5% 9/1/42 (Pre-Refunded to 9/1/29 @ 100)	45	53
Series 2019 B:
5% 9/1/24 (e)	425	450
5% 9/1/24 (Escrowed to Maturity) (e)	15	16
South Orange County Pub. Fin. Auth. Series 2016:
5% 4/1/34	2,000	2,177
5% 4/1/36	3,000	3,256
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Series 2014 A:
5% 8/15/23	1,000	1,039
5% 8/15/26	1,975	2,029
5% 8/15/27	700	719
5% 8/15/28	1,000	1,027
South San Francisco Pub. Fing. Auth. (Cmnty. Civic Campus And Multiple Cap. Projs.) Series 2021 A, 4% 6/1/46	5,000	5,052
Southern California Pub. Pwr. Auth. Rev. Bonds Series 2020 C, 0.65%, tender 7/1/25 (b)	10,000	9,193
Southwestern Cmnty. College District Gen. Oblig.:
Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,495	2,177
Series 2004, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,107
Stockton Pub. Fing. Auth. Wtr. Rev. Series 2018 A:
4% 10/1/37	2,000	2,045
5% 10/1/35	1,000	1,128
5% 10/1/36	1,585	1,784
Stockton Unified School District Gen. Oblig.:
Series 2012 A:
5% 8/1/24 (Assured Guaranty Muni. Corp. Insured)	300	319
5% 8/1/25 (Assured Guaranty Muni. Corp. Insured)	750	796
5% 8/1/27 (Assured Guaranty Muni. Corp. Insured)	265	281
5% 8/1/28 (Assured Guaranty Muni. Corp. Insured)	510	541
5% 8/1/38 (Assured Guaranty Muni. Corp. Insured)	2,500	2,634
5% 8/1/42 (Assured Guaranty Muni. Corp. Insured)	4,650	4,891
Series 2012:
5% 7/1/23 (Assured Guaranty Muni. Corp. Insured)	1,270	1,273
5% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	1,350	1,353
5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	1,060	1,063
5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	1,110	1,113
5% 7/1/27 (Assured Guaranty Muni. Corp. Insured)	1,065	1,068
5% 1/1/29 (Assured Guaranty Muni. Corp. Insured)	600	602
Successor Agcy. to the Redev. Agcy. of Pittsburg (Los Medanos Cmnty. Dev. Proj.) Series 2016 A:
5% 9/1/24 (Assured Guaranty Muni. Corp. Insured)	2,440	2,580
5% 9/1/25 (Assured Guaranty Muni. Corp. Insured)	3,500	3,775
5% 9/1/26 (Assured Guaranty Muni. Corp. Insured)	3,000	3,297
5% 9/1/27 (Assured Guaranty Muni. Corp. Insured)	4,380	4,807
5% 9/1/28 (Assured Guaranty Muni. Corp. Insured)	3,500	3,834
5% 9/1/29 (Assured Guaranty Muni. Corp. Insured)	2,000	2,188
Tobacco Securitization Auth. Southern California Tobacco Settlement Series 2019 A1:
5% 6/1/24	1,000	1,041
5% 6/1/26	1,185	1,272
Tulare Swr. Rev. Series 2015:
5% 11/15/24 (Assured Guaranty Muni. Corp. Insured)	820	874
5% 11/15/25 (Assured Guaranty Muni. Corp. Insured)	800	871
5% 11/15/26 (Assured Guaranty Muni. Corp. Insured)	965	1,056
5% 11/15/27 (Assured Guaranty Muni. Corp. Insured)	1,500	1,636
5% 11/15/28 (Assured Guaranty Muni. Corp. Insured)	1,165	1,268
Turlock Irrigation District Rev. Series 2020, 5% 1/1/41	4,000	4,538
Univ. of California Regents Med. Ctr. Pool Rev. Series 2013 J, 5% 5/15/48	5,815	5,946
Univ. of California Revs.:
Series 2017 AV, 5% 5/15/34	2,000	2,219
Series 2018 O, 5% 5/15/48	1,000	1,100
Series 2019 BB, 5% 5/15/49	2,000	2,234
Upland Gen. Oblig. Ctfs. of Prtn. (San Antonio Cmnty. Hosp.,CA. Proj.) Series 2017:
4% 1/1/35	1,000	1,000
4% 1/1/36	1,000	1,000
5% 1/1/30	1,335	1,452
5% 1/1/31	1,350	1,460
5% 1/1/32	1,400	1,504
5% 1/1/33	2,835	3,040
5% 1/1/34	2,230	2,388
Vacaville Unified School District Series 2014 C:
5% 8/1/23 (Build America Mutual Assurance Insured)	930	967
5% 8/1/26 (Build America Mutual Assurance Insured)	1,295	1,376
Vernon Elec. Sys. Rev. Series 2022 A:
5% 8/1/36	1,490	1,645
5% 8/1/38	825	902
5% 8/1/39	850	926
5% 8/1/41	420	456
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	2,247
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,900	2,180
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	952
Washington Township Health Care District Gen. Oblig. Series 2013 B:
5% 8/1/43	5,000	5,193
5.5% 8/1/38	1,500	1,582
5.5% 8/1/40	5,000	5,267
Washington Township Health Care District Rev.:
Series 2017 B:
5% 7/1/30	2,500	2,697
5% 7/1/32	1,350	1,441
5% 7/1/33	1,000	1,066
Series 2019 A:
5% 7/1/30	1,000	1,112
5% 7/1/31	875	970
5% 7/1/32	890	984
5% 7/1/36	750	824
Series A:
4% 7/1/33	260	264
4% 7/1/35	300	300
5% 7/1/30	300	337
5% 7/1/31	325	361
West Contra Costa Unified School District:
Series 2012 D, 0% 8/1/33 (Assured Guaranty Muni. Corp. Insured)	1,675	1,139
Series 2014 A:
5% 8/1/23	365	379
5% 8/1/25	2,555	2,714
5% 8/1/26	2,550	2,708
5% 8/1/27	1,150	1,219
5% 8/1/28	1,000	1,060
5% 8/1/29	1,675	1,776
TOTAL CALIFORNIA		1,780,898
Guam - 0.0%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (e)	230	240
Puerto Rico - 0.4%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
5.625% 7/1/27	595	649
5.625% 7/1/29	1,815	2,005
5.75% 7/1/31	4,240	4,793
TOTAL PUERTO RICO		7,447
TOTAL MUNICIPAL BONDS (Cost $1,810,790)		1,788,585

Municipal Notes - 2.2%
	Principal Amount (a) (000s)	Value ($) (000s)
California - 2.2%
California Muni. Fin. Auth. Rev. (Chevron U.S.A., Inc. Proj.) Series 2010 A, 0.55% 6/1/22, VRDN (b)	26,500	26,500
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A3, 0.5% 6/1/22 (Liquidity Facility Royal Bank of Canada), VRDN (b)	12,000	12,000
Los Angeles Multi-family Hsg. Rev. Series 1994 A, 0.82% 6/1/22, LOC JPMorgan Chase Bank, VRDN (b)(e)	1,608	1,608

TOTAL MUNICIPAL NOTES (Cost $40,108)		40,108

TOTAL INVESTMENT IN SECURITIES - 101.8% (Cost $1,850,898)	1,828,693
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(33,173)
NET ASSETS - 100.0%	1,795,520

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,991,000 or 0.8% of net assets.

(e)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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